Derivative Instruments (Derivative instruments recorded on the balance sheet at fair value) (Detail) - USD ($) $ in Thousands		Mar. 31, 2017	Mar. 21, 2017	Dec. 31, 2016		Dec. 31, 2015
Fair value of derivative instruments
Derivative assets, gross		$ 19,908
Derivative liabilities, gross		(363)
Derivative assets (liabilities), net		19,545
Netting adjustments	[1]	363
Derivative Liability, Netting adjustments	[1]	(363)
Current derivative assets, net		10,001	$ 19,058
Current derivative liabilities, net		0
Current derivative assets (liabilities), net		10,001
Long-term derivative assets, net		9,544	14,295
Long-term derivative liabilities, net		0
Long-term derivative assets (liabilities), net		9,544
Predecessor
Fair value of derivative instruments
Derivative assets, gross				$ 184		$ 164,396
Derivative liabilities, gross				(13,553)		(1,158)
Derivative assets (liabilities), net				(13,369)		163,238
Netting adjustments				184	[1]	1,158	[2]
Derivative Liability, Netting adjustments				(184)	[1]	(1,158)	[2]
Current derivative assets, net			19,058	0		143,737
Current derivative liabilities, net				(7,525)		0
Current derivative assets (liabilities), net				(7,525)		143,737
Long-term derivative assets, net			$ 14,295	0		19,501
Long-term derivative liabilities, net				(5,844)		0
Long-term derivative assets (liabilities), net				(5,844)		19,501
Natural Gas Derivative Contracts
Fair value of derivative instruments
Derivative assets, gross		634
Derivative liabilities, gross		(363)
Derivative assets (liabilities), net		271
Natural Gas Derivative Contracts | Predecessor
Fair value of derivative instruments
Derivative assets, gross				184		41,328
Derivative liabilities, gross				(3,658)		(1,158)
Derivative assets (liabilities), net				(3,474)		40,170
Crude Oil Derivative Contracts
Fair value of derivative instruments
Derivative assets, gross		19,274
Derivative assets (liabilities), net		$ 19,274
Crude Oil Derivative Contracts | Predecessor
Fair value of derivative instruments
Derivative assets, gross						123,068
Derivative liabilities, gross				(9,895)
Derivative assets (liabilities), net				$ (9,895)		$ 123,068

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with counterparties are netted only to the extent that they relate to the same current versus noncurrent classification on the balance sheet.
[2]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted only to the extent that they related to the same current versus noncurrent classification on the balance sheet.